Disclosure of detailed information about revenue and expenses by reportable segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Revenues, net of royalties	$ 1,744	$ 2,480	$ 4,073
Segmented loss	(11,632)	(5,209)	(5,486)
Amortization, depletion and impairment losses	15,728	2,628	4,493
Interest expense	901	950	1,530
Capital expenditures	781	456	530
Canada [Member]
Statements Line Items
Revenues, net of royalties	1,219	1,814	3,190
Segmented loss	(6,268)	(4,948)	(3,279)
Amortization, depletion and impairment losses	4,062	1,785	2,324
Interest expense	901	950	1,236
Capital expenditures	780	414	305
United States [Member]
Statements Line Items
Revenues, net of royalties	525	666	883
Segmented loss	(5,364)	(261)	(2,207)
Amortization, depletion and impairment losses	11,666	844	2,169
Interest expense	0	0	294
Capital expenditures	$ 1	$ 42	$ 225